K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 23, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 172
Ladies and Gentlemen:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 172 to the Registrant’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 172”) relating to the A Class, C Class, Y Class, Institutional Class, Investor Class, Advisor Class, AMR Class and Retirement Class shares of beneficial interest in the American Beacon Small Cap Value Fund (the “Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purpose of this filing is to (1) update the Registrant’s investment strategies to reflect that one of the Fund’s existing subadvisers will manage a separate allocation of the Fund’s assets pursuant to a quantitative strategy, and (2) make other non-material changes to the Fund’s prospectus and statement of additional information.  This filing does not affect the registration of, or disclosures concerning, any other series of the Registrant.

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 172 will become effective on February 27, 2014.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber